Vanguard Developed Markets Index Fund

Supplement to the Prospectus and Summary Prospectus Dated
April 26, 2017

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Christine D. Franquin, Principal of Vanguard. She has managed the Fund since
2013 (co-managed since 2016).

Michael Perre, Principal of Vanguard. He has co-managed the Fund since 2017.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Christine D. Franquin, Principal of Vanguard. She has managed investment portfolios since joining Vanguard in 2000 and has managed the Fund since 2013
(co-managed since 2016). Education: B.A., Universitaire Faculteiten Sint-Ignatius
Antwerpen, Belgium; J.D., University of Liege, Belgium; M.S., Clark University.

Michael Perre, Principal of Vanguard. He has been with Vanguard since 1990, has managed investment portfolios since 1999, and has co-managed the Fund since 2017. Education: B.S., Saint Joseph’s University; M.B.A., Villanova
University.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 1397112017

Vanguard Tax-Managed Funds

Supplement to the Statement of Additional Information Dated April 26, 2017

Changes to Vanguard Developed Markets Index Fund
Michael Perre replaces Michelle Louie as co-manager of Vanguard Developed Markets Index Fund. All references to
Michelle Louie are removed. The Fund’s investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes
In the Investment Advisory Services section, the following is added to the first paragraph under the heading “1. Other
Accounts Managed” on page B-42:

Michael Perre co-manages Vanguard Developed Markets Index Fund; as of October 31, 2017, the Fund held assets of
$102 billion. As of October 31, 2017, Mr. Perre also co-managed 7 other registered investment companies with total assets of $404 billion and 1 other account with total assets of $9.7 billion (none of which had advisory fees based on account performance).

In the Investment Advisory Services section, the following replaces the last paragraph under the heading
“4. Ownership of Securities” on page B-43:

As of October 31, 2017, the named portfolio managers did not own any shares of the Funds they managed.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 103A 112017